Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Earnings per share

	2025	2024	2023
Profit attributable to equity holders of the parent (US$m)	2,718	3,573	1,660
Weighted average number of shares on issue for basic earnings per share	1,895,437,383	1,895,703,924	1,896,498,169
Effect of dilution from contingently issuable shares	17,983,754	16,221,362	14,444,802
Weighted average number of shares on issue adjusted for the effect of dilution	1,913,421,137	1,911,925,286	1,910,942,971
Basic earnings per share (US cents)	143.4	188.5	87.5
Diluted earnings per share (US cents)	142.0	186.9	86.9